Exploration Expense (Detail) - Exploration Expense - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Exploration expense	$ (8,156,000)	$ (13,143,000)
BMSC [Member]
Statement Line Items [Line Items]
Exploration expense	1,992	2,710
Timok - Upper Zone [Member]
Statement Line Items [Line Items]
Exploration expense	4,620	7,325
Timok - Lower Zone [Member]
Statement Line Items [Line Items]
Exploration expense	940	2,914
Other properties [Member]
Statement Line Items [Line Items]
Exploration expense	604	194
Total [Member]
Statement Line Items [Line Items]
Exploration expense	$ 8,156	$ 13,143